                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2002
                                                -------------

Check here if Amendment [   ]; Amendment Number: ________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:    225 E. Deerpath
            Suite 260
            Lake Forest, IL 60045


 Form 13F File Number: 28-03749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Meyers
Title:    Managing Director
Phone:    847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois                  5/7/2002
_____________________  ______________________________________   _______________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                             -----------------------

Form 13F Information Table Entry Total:       172 records
                                             -----------------------

Form 13F Information Table Value Total:      $185,123
                                             -----------------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          _____      28-_____________           ______________________________

          [Repeat as necessary.]

Lake Forest Capital Management
FORM 13F
31-Mar-02

                                                                                                       Voting Authority
                                                                Value   Shares/    Sh/   Invstmt
Name of Issuer                 Title of class    CUSIP         (x$1000) Prn Amt    Prn   Dscretn  Sole       Shared     None
--------------                 --------------    -----         -------- -------    ---   -------  ----       ------     ----
Automatic Data Zero                 CONV       053015ac7           38     25000    SH     Sole                           25000
Intl Paper Cap 7.875%               PFD        460140205          537     22000    SH     Sole                1200       22000
Equity Residential Prop Series      PFDCV      294761859          302     11850    SH     Sole                           11850
Deutsche International Equity       MFS        055922868         1035   54610.8    SH     Other                        54610.8
Domini Social Equity Fund           MFS        257132100          730   26663.9    SH     Other                        26663.9
Fidelity Diversified Int'l Fun      MFS        315910802         1339   68466.2    SH     Other                        68466.2
Fidelity Dividend Growth Fund       MFS        316389402         7915  277146.1    SH     Other                       277146.1
T. Rowe Price Mid-cap Growth F      MFS        779556109         4401  111111.6    SH     Other                       111111.6
T. Rowe Price Small-Cap Stock       MFS        779572106          290   11002.9    SH     Other                        11002.9
Vanguard European Stock Index       MFS        922042205         2486  122685.8    SH     Other                       122685.8
Vanguard Extended Market Index      MFS        922908207          575   24430.7    SH     Other                        24430.7
Vanguard S&P 500 Index Fund         MFS        922908108         5373   50756.3    SH     Other                        50756.3
Vanguard Total Stock Market In      MFS        922908306         4045  156057.7    SH     Other                       156057.7
Vanguard U.S. Growth                MFS        921910105         2604  149846.9    SH     Other                       149846.9
Weitz Value Fund                    MFS        949045108         2632   76835.1    SH     Other                        76835.1
AFLAC Inc.                          COM        001055102         3159    106823    SH     Sole                8700      104023
                                                                   12       400    SH     Other                            400
                                                                  119      3924    SH     Shared              3924
AOL Time Warner Inc                 COM        00184a105         2178     93923    SH     Sole                7775       82954
                                                                   18       750    SH     Other                            750
                                                                   65      3501    SH     Shared              3501
Abbott Labs                         COM        002824100          700     13304    SH     Sole                           13304
American Express Co                 COM        025816109         1211     29481    SH     Sole                2700       25725
                                                                   50      1196    SH     Shared              1196
American International Group I      COM        026874107         4576   63500.1    SH     Sole                6114     54983.1
                                                                   10       139    SH     Other                            139
                                                                  193      2696    SH     Shared              2696
Amgen Inc                           COM        031162100         1713     29202    SH     Sole                3025       25135
                                                                    6       100    SH     Other                            100
                                                                   65      1299    SH     Shared              1299
BP plc                              COM        055622104          706     13301    SH     Sole                           13301
Banc One Corp.                      COM        06423A103          234      5600    SH     Sole                            5600
Baxter Internat'l Inc               COM        071813109          320      5372    SH     Sole                            5372
Bristol-Myers Squibb                COM        110122108          216      5330    SH     Sole                            5330
                                                                   15       515    SH     Shared               515
CenturyTel Inc.                     COM        156700106         2256   67397.5    SH     Sole                5850     59398.5
                                                                    8       225    SH     Other                            225
                                                                   72      2536    SH     Shared              2536
ChevronTexaco Corp                  COM        166751107          762      8439    SH     Sole                 231        8439
Cintas Corp                         COM                           400      8025    SH     Sole                            8025
Cisco Systems Inc                   COM        17275R102         2714    162466    SH     Sole               10465      148374
                                                                   85      6260    SH     Shared              6260
Citigroup Inc.                      COM        172967101         5858  119376.9    SH     Sole                9968    104416.9
                                                                   16       333    SH     Other                            333
                                                                  274      6094    SH     Shared              6094

                                                                                                       Voting Authority
                                                                Value   Shares/    Sh/   Invstmt
Name of Issuer                 Title of class    CUSIP         (x$1000) Prn Amt    Prn   Dscretn  Sole       Shared     None
--------------                 --------------    -----         -------- -------    ---   -------  ----       ------     ----
Clear Channel Communications        COM        184502102         1543     30232    SH     Sole                2400       29482
                                                                   10       200    SH     Other                            200
                                                                   46       992    SH     Shared               992
Coca-Cola                           COM        191216100          306      5850    SH     Sole                            5850
Concord EFS Inc                     COM        206197105         1965     59187    SH     Sole                3525       58062
                                                                    5       150    SH     Other                            150
                                                                   50      1512    SH     Shared              1512
Conoco Inc                          COM        208251504         2986    102558    SH     Sole              9719.5       99296
                                                                    9       300    SH     Other                            300
                                                                  125      4398    SH     Shared              4398
Dell Computer Corp                  COM        247025109         1454     55887    SH     Sole                6175       53737
                                                                    5       200    SH     Other                            200
                                                                   74      2897    SH     Shared              2897
EMC Corp.                           COM        268648102          709   61471.5    SH     Sole                6075     59371.5
                                                                   25      3016    SH     Shared              3106
Ecolab                              COM        278865100         1446     31685    SH     Sole                3075       30710
                                                                    5       100    SH     Other                            100
                                                                   61      1357    SH     Shared              1357
El Paso Corp.                       COM        28336l109         1828   42110.4    SH    Sole                3750     40910.4
                                                                    9       200    SH    Other                            200
                                                                   61      1645    SH    Shared              1645
ExxonMobil                          COM        30231G102         6109  140030.4    SH    Sole              9062.1    137112.4
                                                                   12       264    SH    Other                            264
                                                                  161      3948    SH    Shared              3948
FedEx Corporation                   COM        31428x106         2054     35688    SH    Sole                3200       34788
                                                                   17       300    SH    Other                            300
                                                                   65      1263    SH    Shared              1263
Federal Home Loan Mtg Corp          COM        313400301         2994   47055.1    SH    Sole                4425     45555.1
                                                                   10       150    SH    Other                            150
                                                                  134      2033    SH    Shared              2033
General Electric Co                 COM        369604103         6588  177745.4    SH    Sole               11102    174120.4
                                                                   17       450    SH    Other                            450
                                                                  270      8534    SH    Shared              8534
Goldman Sachs Group                 COM        38141G104          271      3000    SH    Sole                            3000
Home Depot Inc                      COM        437076102         4069   83965.9    SH    Sole                6336     81928.9
                                                                   18       375    SH    Other                            375
                                                                  131      2807    SH    Shared              2807
Household Intl Corp                 COM        441815107         4114   72368.8    SH    Sole                6450     70243.8
                                                                   14       250    SH    Other                            250
                                                                  163      2833    SH    Shared              2833
Intel Corp                          COM        458140100         5098  168639.4    SH    Sole               10600    165214.4
                                                                   18       600    SH    Other                            600
                                                                  223      8013    SH    Shared              8013

                                                                                                       Voting Authority
                                                                Value   Shares/    Sh/   Invstmt
Name of Issuer                 Title of class    CUSIP         (x$1000) Prn Amt    Prn   Dscretn  Sole       Shared     None
--------------                 --------------    -----         -------- -------    ---   -------  ----       ------     ----
International Business Machine      COM        459200101         6071   59248.2    SH    Sole                4315     57858.2
                                                                   31       300    SH    Other                            300
                                                                  156      1863    SH    Shared              1863
Johnson & Johnson                   COM        478160104         4891   75377.8    SH    Sole                7075     73152.8
                                                                   16       250    SH    Other                            250
                                                                  191      2973    SH    Shared              2973
Kohl's Corp                         COM        500255104         3549     49804    SH    Sole                3525       48604
                                                                   14       200    SH    Other                            200
                                                                  118      1623    SH    Shared              1623
MBNA Corp                           COM        55262L100          420     10887    SH    Sole                           10887
Medtronic Inc.                      COM        585055106         1638   36294.2    SH    Sole                2805     35364.2
                                                                    9       200    SH    Other                            200
                                                                   58      1303    SH    Shared              1303
Mellon Financial Corp               COM        585509102         1731   44872.9    SH    Sole                3100     43847.9
                                                                   57      1480    SH    Shared              1480
Merck & Co                          COM        589331107         1941   33800.7    SH    Sole                2650     32975.7
                                                                  148      2658    SH    Shared              2658
Microsoft Corporation               COM        594918104         4325     72671    SH    Sole                5950       70696
                                                                    6       100    SH    Other                            100
                                                                  132      2587    SH    Shared              2587
Nestle (ADR)                        COM        641069406          425      7650    SH    Sole                            7650
                                                                    6       100    SH    Other                            100
Nokia Corp (ADR)                    COM        654902204         2462    120858    SH    Sole                8950      117933
                                                                   10       500    SH    Other                            500
                                                                   78      4803    SH    Shared              4803
Northern Trust Corp                 COM        665859104          298      4950    SH    Sole                            4950
Nuveen NY Muni Fd                   MUNICIP    670976109           15      1004    SH    Shared              1004
Oracle                              COM        68389x105           23      2700    SH    Shared              2700
PepsiCo Inc                         COM        713448108         4858   94085.4    SH    Sole                7576     91735.4
                                                                   15       300    SH    Other                            300
                                                                  167      3145    SH    Shared              3145
Pfizer Inc                          COM        717081103         3954  100037.1    SH    Sole                8626     97262.1
                                                                   12       300    SH    Other                            300
                                                                  201      5367    SH    Shared              5367
Q Med Inc                           COM        747914109          181     15000    SH    Sole                           15000
Royal Dutch Petrol (ADR)            COM        780257804         1630     30024    SH    Sole                2050       29349
                                                                   53       979    SH    Shared               979
SBC Communications Inc              COM        78387G103         3210     86699    SH    Sole                6850       84499
                                                                   11       300    SH    Other                            300
                                                                   93      2882    SH    Shared              2882
Schering Plough                     COM        806605101          282      9000    SH    Sole                            9000
Schlumberger Ltd                    COM        806857108          406      6900    SH    Sole                 500        6900
                                                                    6       100    SH    Other                            100
Starbucks Corp                      COM        855244109         2363    101978    SH    Sole                7125       99778
                                                                    7       300    SH    Other                            300
                                                                   71      3003    SH    Shared              3003
Stryker                             COM        863667101         1893     31619    SH    Sole                2925       30669
                                                                    6       100    SH    Other                            100
                                                                   75      1334    SH    Shared              1334

                                                                                                       Voting Authority
                                                                Value   Shares/    Sh/   Invstmt
Name of Issuer                 Title of class    CUSIP         (x$1000) Prn Amt    Prn   Dscretn  Sole       Shared     None
--------------                 --------------    -----         -------- -------    ---   -------  ----       ------     ----
SunGard Data Systems                COM        867363103         1444     44211    SH    Sole                3700       42986
                                                                   56      1862    SH    Shared                          1862
Sysco                               COM        871829107          212      7100    SH    Sole                            7100
Target                              COM        87612E106         1977   45762.3    SH    Sole                4275     44462.3
                                                                    4       100    SH    Other                            100
                                                                   78      1781    SH    Shared              1781
Tyco Int'l                          COM        902124106         1650     52680    SH    Sole                4475       51605
                                                                    6       200    SH    Other                            200
                                                                   44      2098    SH    Shared              2098
Veritas Software Co                 COM        923436109         1296     30610    SH    Sole                2400       29860
                                                                    4       100    SH    Other                            100
                                                                   27      1038    SH    Shared              1038
Verizon Communications              COM        92343v104         4156     91768    SH    Sole                7550       89318
                                                                   16       350    SH    Other                            350
                                                                  159      3841    SH    Shared              3841
Wal-Mart Stores                     COM        931142103         3181   52224.2    SH    Sole                4050     50974.2
                                                                    6       100    SH    Other                            100
                                                                  102      1806    SH    Shared              1806
Walgreen Co                         COM        931422109         4099  104876.4    SH    Sole                9200    101901.4
                                                                    8       200    SH    Other                            200
                                                                  149      3919    SH    Shared              3919
Washington Post Co Class B          COM        939640108          243       400    SH    Sole                             400
Watson Pharmaceuticals              COM        942683103         1373     51166    SH    Sole                5275       49441
                                                                    3       100    SH    Other                            100
                                                                   56      2253    SH    Shared              2253
Whole Foods Market                  COM        966837106         1436     31272    SH    Sole                2775       30347
                                                                   53      1112    SH    Shared              1112
Wyeth                               COM        983024100         2753   42300.8    SH    Sole                3525     41125.8
                                                                   13       200    SH    Other                            200
                                                                   91      1536    SH    Shared              1536
Zimmer Holdings                     COM        98956P102            2        51    SH    Shared                51
American Legacy Growth Fund II                 amerleg           1916    375477    SH    Other                         375477
Guardian Investor Stock Fund                   guardlib4          871     24542    SH    Other                          24542
Guardian Investor Stock Fund                   guardob            657     18511    SH    Other                          18511
Guardian Value Guard II Stock                  guardian3         1084     11358    SH    Other                          11358

REPORT SUMMARY                             172 DATA RECORDS    185123         0 OTHER MANAGERS